Net Transfers to Other Plan	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Net Transfers to Other Plan	Net Transfers to Other Plan
During 2025, certain employees transferred their balances between the Plan and the MMA Plan. The net amount transferred from the Plan to the MMA Plan and reported in the statement of changes in net assets available for benefits was $1,613,388, which included transfers to the Plan of $1,073,257 and transfers from the Plan of $2,686,645.